Basis of preparation and significant changes in the current reporting period - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of Reconciliation Net Result EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 3,130	€ 3,358
Adjustment of the EU IAS 39 carve-out	1,065	1,512
Tax effect of the adjustment	(279)	(414)
Effect of adjustment after tax	786	1,099	€ 1,099
Shareholders of the parent	€ 3,915	€ 4,456